Statutory Net Income and Surplus and Dividend Restrictions (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statutory Accounting Practices [Line Items]
Statutory net income	$ (134)	$ 52	$ (70)
Statutory capital and surplus	851	592	337
Statutory surplus capacity to pay dividend without prior approval in 2023	13
Statutory dividend paid to Pruco Life	$ 0	$ 0	$ 0
Pruco Life
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices Dividends And Distributions Surplus Restriction	10.00%